Consolidated income statement - SEK (kr) shares in Millions, kr in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales		kr 232,390	kr 227,216	kr 210,838
Cost of sales		(138,666)	(142,392)	(142,638)
Gross income		93,724	84,824	68,200
Research and development expenses		(39,714)	(38,815)	(38,909)
Selling and administrative expenses		(26,684)	(26,137)	(27,519)
Impairment losses on trade receivables		118	737	(420)
Operating expenses		(66,280)	(64,215)	(66,848)
Other operating income		1,161	2,350	497
Other operating expenses		(499)	(12,060)	(665)
Share in earnings of joint ventures and associated companies		(298)	(335)	58
Operating income		27,808	10,564	1,242
Financial income and expenses, net		(596)	(1,802)	(2,705)
Income after ﬁnancial items (loss)		27,212	8,762	(1,463)
Income tax		(9,589)	(6,922)	(4,813)
Net income (loss)		17,623	1,840	(6,276)
Net income (loss) attributable to:
Owners of the Parent Company		17,483	2,223	(6,530)
Non-controlling interests		kr 140	kr (383)	kr 254
Other information
Average number of shares, basic (million)		3,323	3,306	3,291
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	[1]	kr 5.26	kr 0.67	kr (1.98)
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	[1]	kr 5.26	kr 0.67	kr (1.98)

[1]	Based on Net income (loss) attributable to owners of the Parent Company.